UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

               FORM N-QQuarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company



                   Investment Company Act File Number: 811-604



                     Washington Mutual Investors Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (202) 842-5665

                     Date of fiscal year end: April 30, 2005

                   Date of reporting period: January 31, 2005





                              Howard L. Kitzmiller
                                    Secretary
                     Washington Mutual Investors Fund, Inc.
                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                     (name and address of agent for service)











ITEM 1 - Schedule of Investments

Unaudited schedule of investments dated January 31, 2005




Washington Mutual Investors Fund
Investment portfolio

January 31, 2005                                                                                           unaudited

                                                                                                        Market value
Common stocks -- 97.30%                                                                       Shares            (000)
--------------------------------------------------------------------------------------------------------------------

ENERGY -- 9.43%
Apache Corp.                                                                              4,000,000      $   217,680
Ashland Inc.                                                                              2,830,000          173,705
ChevronTexaco Corp.                                                                      35,281,000        1,919,286
ConocoPhillips                                                                            8,307,750          770,876
EOG Resources, Inc.                                                                       2,989,000          221,933
Exxon Mobil Corp.                                                                        41,076,600        2,119,553
Halliburton Co.                                                                           4,300,000          176,859
Marathon Oil Corp.                                                                       13,450,000          520,919
Schlumberger Ltd.                                                                         3,625,000          246,645
Sunoco, Inc.                                                                              2,750,000          240,597
Unocal Corp.                                                                              8,696,500          413,693
                                                                                                           7,021,746

MATERIALS -- 4.30%
Air Products and Chemicals, Inc.                                                          5,850,000          344,624
Alcoa Inc.                                                                               15,250,000          450,027
E.I. du Pont de Nemours and Co.                                                           9,950,000          473,222
International Paper Co.                                                                  20,700,000          810,405
MeadWestvaco Corp.                                                                        3,391,200           97,972
PPG Industries, Inc.                                                                      4,100,000          281,998
Temple-Inland Inc.                                                                        1,550,000           98,580
Weyerhaeuser Co.                                                                         10,350,000          645,840
                                                                                                           3,202,668

INDUSTRIALS -- 11.85%
3M Co.                                                                                    5,475,000          461,871
Avery Dennison Corp.                                                                      2,500,000          150,225
Boeing Co.                                                                               10,700,000          541,420
Burlington Northern Santa Fe Corp.                                                        2,500,000          120,450
Caterpillar Inc.                                                                          1,225,000          109,148
Deere & Co.                                                                               4,638,100          322,023
Deluxe Corp.                                                                              2,200,000           84,194
Dover Corp.                                                                               2,000,000           76,600
Eaton Corp.                                                                               1,200,000           81,588
Emerson Electric Co.                                                                      5,900,000          396,716
Fluor Corp.                                                                               3,486,500          186,667
General Dynamics Corp.                                                                    1,475,000          152,294
General Electric Co.                                                                     56,600,000        2,044,958
Honeywell International Inc.                                                              2,500,000           89,950
IKON Office Solutions, Inc.                                                               4,000,000           43,000
Illinois Tool Works Inc.                                                                  2,250,000          195,705








                                                                                                           unaudited

                                                                                                        Market value
Common stocks                                                                                Shares            (000)
---------------------------------------------------------------------------------------------------

INDUSTRIALS (continued)
Ingersoll-Rand Co. Ltd., Class A                                                          1,700,000      $   126,446
Lockheed Martin Corp.                                                                     7,050,000          407,560
Northrop Grumman Corp.                                                                   11,250,000          583,650
Pitney Bowes Inc.                                                                         8,514,900          380,957
Raytheon Co.                                                                              5,000,000          187,000
ServiceMaster Co.                                                                         8,750,000          112,787
Southwest Airlines Co.                                                                    7,500,000          108,600
Tyco International Ltd.                                                                  16,558,400          598,421
Union Pacific Corp.                                                                       1,400,000           83,440
United Parcel Service, Inc., Class B                                                      4,200,000          313,656
United Technologies Corp.                                                                 8,550,000          860,814
                                                                                                           8,820,140

CONSUMER DISCRETIONARY -- 7.66%
Best Buy Co., Inc.                                                                        4,000,000          215,160
Carnival Corp., units                                                                     6,650,000          383,040
Dana Corp.                                                                                4,700,000           74,589
Dow Jones & Co., Inc.                                                                     1,287,600           49,083
Gannett Co., Inc.                                                                         1,200,000           96,048
General Motors Corp.                                                                     22,413,400          825,037
Genuine Parts Co.                                                                         5,375,000          227,524
Home Depot, Inc.                                                                          2,800,000          115,528
Knight-Ridder, Inc.                                                                       1,100,000           71,621
Limited Brands, Inc.                                                                     17,829,300          422,554
Lowe's Companies, Inc.                                                                   19,000,000        1,082,810
May Department Stores Co.                                                                 4,500,000          152,550
McDonald's Corp.                                                                          7,000,000          226,730
Newell Rubbermaid Inc.                                                                    8,000,000          172,160
NIKE, Inc., Class B                                                                       1,150,000           99,625
Target Corp.                                                                             13,000,000          660,010
TJX Companies, Inc.                                                                      21,500,000          538,360
VF Corp.                                                                                  3,800,000          201,970
Walt Disney Co.                                                                           3,000,000           85,890
                                                                                                           5,700,289

CONSUMER STAPLES -- 9.56%
Albertson's, Inc.                                                                        16,956,750          387,970
Avon Products, Inc.                                                                      12,700,000          536,194
Coca-Cola Co.                                                                            16,500,000          684,585
ConAgra Foods, Inc.                                                                       9,050,000          266,975
General Mills, Inc.                                                                      10,850,000          574,942
H.J. Heinz Co.1                                                                          17,450,000          659,785
Kellogg Co.                                                                               7,200,000          321,408
Kimberly-Clark Corp.                                                                     11,613,100          760,774
PepsiCo, Inc.                                                                             8,400,000          451,080
Procter & Gamble Co.                                                                      6,740,000          358,770
Sara Lee Corp.                                                                           25,300,000          594,044
Unilever NV (New York registered)                                                         2,800,000          182,868
Walgreen Co.                                                                             18,877,700          804,379
Wal-Mart Stores, Inc.                                                                    10,150,000          531,860
                                                                                                           7,115,634









                                                                                                           unaudited

                                                                                                        Market value
Common stocks                                                                                Shares            (000)
---------------------------------------------------------------------------------------------------

HEALTH CARE -- 10.42%
Abbott Laboratories                                                                      21,400,000    $     963,428
Aetna Inc.                                                                                1,450,000          184,223
Amgen Inc.2                                                                               2,750,000          171,160
Applera Corp. - Applied Biosystems Group                                                  8,733,000          175,097
Becton, Dickinson and Co.                                                                 1,650,000           93,473
Bristol-Myers Squibb Co.                                                                 64,935,000        1,522,076
Cardinal Health, Inc.                                                                    11,325,000          637,824
CIGNA Corp.                                                                               1,469,800          117,951
Eli Lilly and Co.                                                                        23,553,600        1,277,547
Guidant Corp.                                                                             1,646,900          119,384
Johnson & Johnson                                                                         3,700,000          239,390
Merck & Co., Inc.                                                                        19,500,000          546,975
Mylan Laboratories Inc.                                                                  11,000,000          182,930
Pfizer Inc                                                                               36,625,000          884,860
Schering-Plough Corp.                                                                     6,810,800          126,408
Wyeth                                                                                    13,000,000          515,190
                                                                                                           7,757,916

FINANCIALS -- 22.80%
AFLAC Inc.                                                                                2,750,000          108,653
Allstate Corp.                                                                            8,318,300          419,575
American Express Co.                                                                      3,450,000          184,058
American International Group, Inc.                                                       13,700,000          908,173
Aon Corp.                                                                                 9,900,000          225,126
Bank of America Corp.                                                                    36,450,000        1,690,187
Bank of New York Co., Inc.                                                               25,850,000          768,004
Citigroup Inc.                                                                           26,176,000        1,283,933
Comerica Inc.                                                                             2,000,000          115,720
Fannie Mae                                                                               23,325,000        1,506,328
Freddie Mac                                                                              11,440,000          746,918
Hartford Financial Services Group, Inc.                                                   3,275,000          220,375
HSBC Holdings PLC (ADR)                                                                  10,272,000          852,884
J.P. Morgan Chase & Co.                                                                  58,986,560        2,201,968
Jefferson-Pilot Corp.                                                                     5,925,000          295,657
Lincoln National Corp.                                                                    6,950,000          320,673
Marsh & McLennan Companies, Inc.                                                         19,100,000          620,750
National City Corp.                                                                       2,400,000           85,320
PNC Financial Services Group, Inc.                                                        1,520,000           81,882
SLM Corp.                                                                                 2,100,000          105,399
St. Paul Travelers Companies, Inc.                                                       15,220,000          571,359
SunTrust Banks, Inc.                                                                      3,200,000          230,464
U.S. Bancorp                                                                             12,275,000          368,864
Wachovia Corp.                                                                            8,670,000          475,549
Washington Mutual, Inc.                                                                  23,850,000          962,347
Wells Fargo & Co.                                                                        23,340,000        1,430,742
XL Capital Ltd., Class A                                                                  2,575,000          192,558
                                                                                                          16,973,466

INFORMATION TECHNOLOGY -- 5.90%
Applied Materials, Inc.2                                                                  5,000,000           79,500
Automatic Data Processing, Inc.                                                           7,450,000          323,926
Dell Inc.2                                                                                1,600,000           66,816
Electronic Data Systems Corp.                                                            11,848,800          253,801
First Data Corp.                                                                          3,850,000          156,849






                                                                                                           unaudited

                                                                                                        Market value
Common stocks                                                                                Shares            (000)
---------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (continued)
Hewlett-Packard Co.                                                                      46,025,000    $     901,630
Intel Corp.                                                                               5,500,000          123,475
International Business Machines Corp.                                                     7,795,000          728,209
Linear Technology Corp.                                                                   5,400,000          203,796
Microsoft Corp.                                                                          34,750,000          913,230
Oracle Corp.2                                                                             4,000,000           55,080
Texas Instruments Inc.                                                                   19,011,600          441,259
Xilinx, Inc.                                                                              5,000,000          145,950
                                                                                                           4,393,521

TELECOMMUNICATION SERVICES -- 7.19%
ALLTEL Corp.                                                                              4,560,200          250,994
AT&T Corp.                                                                               29,325,999          562,766
BellSouth Corp.                                                                          47,250,000        1,239,840
SBC Communications Inc.                                                                  60,300,000        1,432,728
Sprint Corp. - FON Group                                                                 34,900,000          831,667
Verizon Communications Inc.                                                              28,970,000        1,031,042
                                                                                                           5,349,037

UTILITIES -- 7.44%
Ameren Corp.                                                                              2,300,000          115,276
American Electric Power Co., Inc.                                                        17,330,800          610,911
Cinergy Corp.                                                                             1,628,100           65,596
Consolidated Edison, Inc.                                                                 3,600,000          157,932
Dominion Resources, Inc.                                                                  9,785,000          678,883
DTE Energy Co.                                                                            4,150,000          181,811
Duke Energy Corp.                                                                        17,190,000          460,520
Exelon Corp.                                                                             11,655,900          515,774
FirstEnergy Corp.                                                                         9,133,635          363,153
FPL Group, Inc.                                                                           6,129,000          469,727
NiSource Inc.                                                                             4,900,000          112,210
Pinnacle West Capital Corp.                                                               3,555,000          148,243
PPL Corp.                                                                                 2,300,000          124,200
Progress Energy, Inc.                                                                    10,525,418          465,750
Public Service Enterprise Group Inc.                                                      7,600,000          400,900
Puget Sound Energy, Inc.                                                                  2,800,000           67,256
Southern Co.                                                                             13,000,000          439,010
Xcel Energy Inc.                                                                          9,000,000          163,710
                                                                                                           5,540,862

MISCELLANEOUS -- 0.75%
Other common stocks in initial period of acquisition                                                         553,568


Total common stocks (cost: $58,744,991,000)                                                               72,428,847






                                                                                                           unaudited

                                                                                Shares or principal     Market value
Convertible securities -- 0.33%                                                               amount            (000)
---------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 0.16%
Gap, Inc. 5.75% convertible notes 2009                                                  $44,500,000     $     61,188
General Motors Corp., Series B, 5.25% convertible senior debentures 2032                $61,050,000           54,212
                                                                                                             115,400

HEALTH CARE -- 0.02%
Baxter International Inc. 7.00% convertible preferred 2006                             300,000 units          16,380


TELECOMMUNICATION SERVICES -- 0.12%
ALLTEL Corp. 7.75% convertible preferred 2005                                        1,500,000 units          75,375
CenturyTel, Inc. 6.875% ACES 2005                                                      575,000 units          14,461
                                                                                                              89,836

UTILITIES -- 0.03%
Ameren Corp. 9.75% ACES convertible preferred 2005                                     760,000 units          22,086


Total convertible securities (cost: $242,507,000)                                                            243,702




                                                                                   Principal amount
Short-term securities -- 2.20%                                                                 (000)
---------------------------------------------------------------------------------------------------

Abbott Laboratories Inc. 2.28%-2.31% due 2/17-2/22/20053                                  $  90,000           89,890
American Express Credit Corp. 2.26% due 2/7/2005                                             20,000           19,991
BellSouth Corp. 2.40% due 2/28/20053                                                         40,000           39,925
CAFCO, LLC 2.31%-2.54% due 2/11-4/11/20053                                                   75,000           74,837
Clipper Receivables Co., LLC 2.41% due 2/22/20053                                            40,000           39,941
Coca-Cola Co. 2.17%-2.27% due 2/3-2/28/2005                                                  43,100           43,063
DuPont (E.I.) de Nemours & Co. 2.21%-2.28% due 2/4-2/25/2005                                130,000          129,844
Eli Lilly and Co. 2.22%-2.29% due 2/1-2/16/20053                                            106,500          106,454
Fannie Mae 2.21%-2.42% due 2/3-3/22/2005                                                     64,200           64,116
FCAR Owner Trust I 2.45% due 3/21/2005                                                       46,700           46,544
Federal Farm Credit Banks 1.98% due 2/9/2005                                                 50,000           49,971
Federal Home Loan Bank 2.32%-2.44% due 3/4-3/31/2005                                         86,200           85,903
Freddie Mac 2.22%-2.38% due 2/1-3/16/2005                                                    90,750           90,574
Gannett Co. 2.24%-2.30% due 2/7-2/24/20053                                                   39,800           39,747
IBM Credit Corp. 2.28%-2.32% due 2/22-3/9/2005                                               68,800           68,655
Kimberly-Clark Worldwide Inc. 2.32% due 2/22/20053                                           15,200           15,178
NetJets Inc. 2.22%-2.26% due 2/2-2/15/20053                                                  60,000           59,967
New Center Asset Trust Plus 2.51% due 3/23/2005                                              20,800           20,726
Park Avenue Receivables Co., LLC 2.31%-2.41% due 2/9-2/16/20053                              81,100           81,030
Private Export Funding Corp. 2.07% due 2/8/20053                                             25,000           24,987
Procter & Gamble Co. 2.17%-2.35% due 2/8-3/14/20053                                         123,600          123,417
Ranger Funding Co. LLC 2.45% due 2/25/20053                                                  13,000           12,978
SBC Communications Inc. 2.26% due 2/10/20053                                                 40,000           39,974
Triple-A One Funding Corp. 2.21% due 2/1/20053                                               25,318           25,316
U.S. Treasury Bills 2.14%-2.17% due 3/3-3/17/2005                                            51,600           51,470
Variable Funding Capital Corp. 2.29%-2.34% due 2/9-2/10/20053                                87,600           87,547
Wal-Mart Stores Inc. 2.41% due 3/8/20053                                                     32,900           32,821
Wells Fargo & Co. 2.27%-2.28% due 2/4-3/2/2005                                               73,600           73,527


Total short-term securities (cost: $1,638,400,000)                                                         1,638,393






                                                                                                           unaudited

                                                                                                        Market value
                                                                                                               (000)
---------------------------------------------------------------------------------------------------

Total investment securities (cost: $60,625,898,000)                                                      $74,310,942
Other assets less liabilities                                                                                126,005

Net assets                                                                                               $74,436,947

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information. 2Security did not produce income during the last 12 months.
3Restricted securities that can be resold only to institutional investors. In practice, these securities are typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities was $894,009,000, which represented 1.20% of the net assets of the fund.

ADR = American Depositary Receipts





Investments in affiliates
-------------------------------------------------------------------------------------------------------------------

A company is considered to be an affiliate of the fund under the Investment
Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended January 31, 2005 appear below.


                                                                  Dividend income     Market value
Company      Beginning shares Purchases   Sales   Ending shares      (000)            (000)

H.J. Heinz         17,450,000       --       --      17,450,000     $4,973             $659,785
Ashland/1/          3,680,000       --  850,000       2,830,000      1,012                   --

/1/ Unaffiliated issuer at 1/31/2005.





-------------------------------------------------------------------------------
Federal income tax information                            (dollars in thousands)
-------------------------------------------------------------------------------

Gross unrealized appreciation on investment securities              $15,726,342
Gross unrealized depreciation on investment securities               (2,056,539)
Net unrealized appreciation on investment securities                 13,669,803
Cost of investment securities for federal income tax purposes        60,641,139

+

ITEM 2 - - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Treasurer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 - Exhibits

          The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.
(a)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                    Washington Mutual Investors Fund, Inc.

                    By /s/ Jeffrey L. Steele, President and PEO

                    Date: April 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ Jeffrey L. Steele, President and PEO

Date: April 1, 2005



 By  /s/ Michael W. Stockton, Vice President and Treasurer

Date: April 1, 2005